Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of due from to related parties
	As of June 30,
	2018	2017
Due from related parties:
Non-controlling shareholder of CLPS Beijing before acquisition of the remaining 30% equity on June 27, 2018	$-	$14,751
Non-controlling interest shareholder of Judge China	131,321	103,255
Total	$131,321	$118,006
Due to related parties
Shanghai Qisheng Co., Ltd (“Qisheng”), controlled by the Chairman of the Company	$-	$7,080
Non-controlling shareholder of JQ	45,615	-
Mr. Raymond Ming Hui Lin, CEO of the Company (i)	162,727	1,722,711
Total	$208,342	$1,729,791

(i)	Due to related parties mainly represents the unpaid bonus, dividends, wages and other benefit to the Company’s CEO.